Note 8 - Accrued Liabilities (Detail) - Accrued Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest on long-term debt	$ 1,295,929	$ 1,377,794
Administrative expenses	306,058	419,027
Vessel operating and voyage expenses	1,253,183	2,952,341
Total	$ 2,855,170	$ 4,749,162